AB BOND FUNDS (“Bond Funds”)
- AB Global Bond Fund

Class A (Ticker: ANAGX); Class C (Ticker: ANACX); Advisor Class (Ticker: ANAYX); Class R (Ticker: ANARX); Class K (Ticker: ANAKX); Class I (Ticker: ANAIX); Class Z (Ticker: ANAZX)

- AB High Income Fund

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX); Advisor Class (Ticker: AGDYX); Class R (Ticker: AGDRX); Class K (Ticker: AGDKX); Class I (Ticker: AGDIX); Class Z (Ticker: AGDZX)

- AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX); Advisor Class (Ticker: ACGYX); Class Z (Ticker: ACGZX)

- AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio)

Class A (Ticker: ALHAX); Class C (Ticker: ALHCX); Advisor Class (Ticker: ALHYX)

- AB Short Duration Income Portfolio

Class A (Ticker: SHUAX); Class C (Ticker: SHUCX); Advisor Class (Ticker: SHUYX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX); Advisor Class (Ticker: ATTYX)

- AB Total Return Bond Portfolio

Class A (Ticker: ABQUX); Class C (Ticker: ABQCX); Advisor Class (Ticker: ABQYX); Class R (Ticker: ABQRX); Class K (Ticker: ABQKX); Class I (Ticker: ABQIX); Class Z (Ticker: ABQZX)

- AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Class A (Ticker: ABAEX); Class C (Ticker: ABCEX); Advisor Class (Ticker: ABYEX); Class R (Ticker: ABREX); Class K (Ticker: ABKEX); Class I (Ticker: ABIEX); Class Z (Ticker: ABZEX)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX);
Class R (Ticker: AGFRX); Class K (Ticker: AGFKX);
Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX);
Class R (Ticker: ABPRX); Class K (Ticker: ALCKX);

SANFORD C. BERNSTEIN FUND, INC. (“Bernstein Funds”)

- AB Intermediate California Municipal Portfolio

Class A (Ticker: AICAX); Class C (Ticker: ACMCX); Advisor Class (Ticker: AICYX)

- AB Intermediate Diversified Municipal Portfolio

Class A (Ticker: AIDAX); Class C (Ticker: AIMCX); Class Z (Ticker: AIDZX); Advisor Class (Ticker: AIDYX)

- AB Intermediate Duration Portfolio

Class A (Ticker: IDPAX); Class Z (Ticker: IDPZX); Advisor Class (Ticker: IDPYX)

- AB Intermediate New York Municipal Portfolio

Class A (Ticker: ANIAX); Class C (Ticker: ANMCX); Advisor Class (Ticker: ANIYX)

- AB Short Duration Portfolio

Class A (Ticker: ADPAX); Class C (Ticker: ADPCX)

AB MUNICIPAL INCOME PORTFOLIOS
(“Municipal Portfolios”)

- AB National Portfolio

Class A (Ticker: ALTHX); Class C (Ticker: ALNCX); Advisor Class (Ticker: ALTVX)

- AB High Income Municipal Portfolio

Class A (Ticker: ABTHX); Class C (Ticker: ABTFX); Advisor Class (Ticker: ABTYX); Class Z (Ticker: ABTZX)

- AB Arizona Portfolio

Class A (Ticker: AAZAX); Class C (Ticker: AAZCX); Advisor Class (Ticker: AAZYX)

- AB California Portfolio

Class A (Ticker: ALCAX); Class C (Ticker: ACACX); Advisor Class (Ticker: ALCVX)

- AB Massachusetts Portfolio

Class A (Ticker: AMAAX); Class C (Ticker: AMACX); Advisor Class (Ticker: AMAYX)

- AB Minnesota Portfolio

Class A (Ticker: AMNAX); Class C (Ticker: AMNCX)

- AB New Jersey Portfolio

Class A (Ticker: ANJAX); Class C (Ticker: ANJCX)

- AB New York Portfolio

Class A (Ticker: ALNYX); Class C (Ticker: ANYCX); Advisor Class (Ticker: ALNVX)

- AB Ohio Portfolio

Class A (Ticker: AOHAX); Class C (Ticker: AOHCX)

- AB Pennsylvania Portfolio

Class A (Ticker: APAAX); Class C (Ticker: APACX)

Class I (Ticker: ALLIX); Advisor Class
(Ticker: APGYX); Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX); Class R (Ticker: WPRSX); Class K (Ticker: WPSKX); Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX); Class Z (Ticker: WPSZX)

- AB Concentrated International Growth Portfolio

Class A (Ticker: CIAGX); Class C (Ticker: CICGX); Advisor Class (Ticker: CIGYX)

- AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX); Class R (Ticker: CHCRX); Class K (Ticker: CHCKX); Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX); Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX); Class R (Ticker: QUARX); Class K (Ticker: QUAKX); Class I (Ticker: QUAIX); Advisor Class (Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Global Core Equity Portfolio

Class A (Ticker: GCEAX); Class C (Ticker: GCECX); Advisor Class (Ticker: GCEYX)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX); Class R (Ticker: ATERX); Class K (Ticker: ATEKX); Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX); Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker:
AWPCX); Class R (Ticker: AWPRX); Class K
(Ticker: AWPKX); Class I (Ticker: AWPIX);
Advisor Class (Ticker: AWPYX); Class Z (Ticker: AWPZX)

- AB International Low Volatility Equity Portfolio (formerly AB International Strategic Core
Portfolio)

Class A (Ticker: ISARX); Class C (Ticker: ISCRX); Advisor Class (Ticker: ISRYX); Class Z (Ticker: ISZRX)

- AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker: AUUCX); Advisor Class (Ticker: AUUYX); Class R (Ticker: AUURX); Class K (Ticker: AUUKX); Class I (Ticker: AUUIX)

- AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX); Advisor Class (Ticker: ASYLX); Class R (Ticker: ASRLX); Class K (Ticker: ASLKX); Class I (Ticker: ASILX)

- AB Sustainable US Thematic Portfolio

Class A (Ticker: SUTAX); Class C (Ticker: SUTCX); Advisor Class (Ticker: FFTYX); Class Z
(Ticker: SUTZX)

- AB Virginia Portfolio

Class A (Ticker: AVAAX); Class C (Ticker: AVACX); Advisor Class (Ticker: AVAYX)

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Wealth Appreciation Strategy

Class A (Ticker: AWAAX); Class C (Ticker: AWACX); Class R (Ticker: AWARX); Class K (Ticker: AWAKX); Advisor Class (Ticker: AWAYX)

- AB All Market Total Return Portfolio

Class A (Ticker: ABWAX); Class C (Ticker: ABWCX); Class R (Ticker: ABWRX); Class K (Ticker: ABWKX); Class I (Ticker: ABWIX); Advisor Class (Ticker: ABWYX)

- AB Sustainable Thematic Balanced Portfolio

Class A (Ticker: ABPAX); Class C (Ticker: ABPCX); Class R (Ticker: APPRX); Class K (Ticker: APWKX); Class I (Ticker: APWIX); Advisor Class (Ticker: ABPYX); Class Z (Ticker: ABPZX)

- AB Tax-Managed Wealth Appreciation Strategy

Class A (Ticker: ATWAX); Class C (Ticker: ATWCX); Advisor Class (Ticker: ATWYX)

AB VALUE FUNDS (“Value Funds”)

- AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker: ADGCX); Advisor Class (Ticker: ADGYX); Class R (Ticker: ADGRX); Class K (Ticker: ADGKX); Class I (Ticker: ADGIX); Class Z (Ticker: ADGZX)

- AB Discovery Value Fund

Class A (Ticker: ABASX); Class C (Ticker: ABCSX); Advisor Class (Ticker: ABYSX); Class R (Ticker: ABSRX); Class K (Ticker: ABSKX); Class I (Ticker: ABSIX); Class Z (Ticker: ABSZX)

- AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX); Advisor Class (Ticker: AUIYX); Class R (Ticker: AUIRX); Class K (Ticker: AUIKX); Class I (Ticker: AUIIX); Class Z (Ticker: AUIZX)

- AB Global Real Estate Investment Fund

Class A (Ticker: AREAX); Class C (Ticker: ARECX);
Advisor Class (Ticker: ARSYX); Class R
(Ticker: ARRRX); Class K (Ticker: ARRKX); Class I (Ticker: AEEIX)

- AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX); Advisor Class (Ticker: CBSYX); Class R
(Ticker: CBSRX); Class K (Ticker: CBSKX); Class
I (Ticker: CABIX)

- AB Relative Value Fund

Class A (Ticker: CABDX); Class C (Ticker: CBBCX); Advisor Class (Ticker: CBBYX); Class R
(Ticker: CBBRX); Class K (Ticker: CBBKX);
Class I (Ticker: CBBIX); Class Z (Ticker: CBBZX)

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AB GOVERNMENT MONEY MARKET

PORTFOLIO (“Government Money Market”)

Class A (Ticker: AEAXX); Class C (Ticker: AECXX);
Advisor Class (Ticker: AEYXX); Class K
(Ticker: AEKXX); Class I (Ticker: AIEXX); Class 1 (Ticker: AGRXX); Class AB (Ticker: MYMXX); Institutional Class (Ticker: GMOXX)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX); Advisor Class (Ticker: ABNYX); Class R (Ticker: ABNRX); Class K (Ticker: ABNKX); Class I (Ticker: ANBIX); Class Z (Ticker: ABNZX)

- AB Municipal Bond Inflation Strategy

Class A (Ticker: AUNAX); Class C (Ticker: AUNCX); Advisor Class (Ticker: AUNYX)

- AB All Market Real Return Portfolio

Class A (Ticker: AMTAX); Class C (Ticker: ACMTX); Advisor Class (Ticker: AMTYX); Class R (Ticker: AMTRX); Class K (Ticker: AMTKX); Class I (Ticker: AMTIX); Class Z (Ticker: AMTZX)

- AB International Value Fund

Class A (Ticker: ABIAX); Class C (Ticker: ABICX); Advisor Class (Ticker: ABIYX); Class R (Ticker: AIVRX); Class K (Ticker: AIVKX); Class I (Ticker: AIVIX)

- AB Small Cap Value Portfolio

Class A (Ticker: SCAVX); Class C (Ticker: SCCVX); Advisor Class (Ticker: SCYVX)

- AB Value Fund

Class A (Ticker: ABVAX); Class C (Ticker: ABVCX); Advisor Class (Ticker: ABVYX); Class R (Ticker: ABVRX); Class K (Ticker: ABVKX); Class I (Ticker: ABVIX)

- AB All China Equity Portfolio

Class A (Ticker: ACEAX); Advisor Class
(Ticker: ACEYX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated November 24, 2023 to the following Prospectuses, as amended:

Prospectus	Date
Bernstein Funds	January 27, 2023
Bond Funds (except AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio) and AB Short Duration Income Portfolio)	January 31, 2023
Bond Funds (AB Short Duration High Yield Portfolio (formerly AB Limited Duration High Income Portfolio) and AB Short Duration Income Portfolio)	January 31, 2023, as revised July 5, 2023
EMMA	July 28, 2023
Equity Funds	November 1, 2023
Government Money Market	August 31, 2023
Inflation Strategies	January 31, 2023
Municipal Portfolios	September 29, 2023
Value Funds	February 28, 2023
Wealth Strategies	December 30, 2022

* * * * *

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For each Fund, the following replaces and supersedes the current disclosure regarding waivers specific to Edward D. Jones & Co. in “Appendix [B/C]—Financial Intermediary Waivers” of the Prospectus:

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

 The following information has been provided by Edward Jones:

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the Fund’s Prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of AB Mutual Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

•	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the Prospectus.

Rights of Accumulation (“ROA”)

•	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of AB Mutual Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
•	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (“LOI”)

•	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

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•	If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•	Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
•	Shares purchased in an Edward Jones fee-based program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment. Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following:
o	The redemption and repurchase occur in the same account.
o	The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.
•	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.
•	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder.
•	Systematic withdrawals with up to 10% per year of the account value.
•	Return of excess contributions from an Individual Retirement Account (“IRA”).
•	Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
•	Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
•	Shares exchanged in an Edward Jones fee-based program.
•	Shares acquired through NAV reinstatement.
•	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

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Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

•	Initial purchase minimum: $250
•	Subsequent purchase minimum: none

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
o	A fee-based account held on an Edward Jones platform
o	An account with an active systematic investment plan or LOI

Exchanging Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder’s holdings in a fund to Class A shares of the same fund.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

_______________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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